Schedule of Investments - September 30, 2021
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

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COMMON STOCKS - 99.13%		Held	Value
COMMUNICATION SERVICES - 4.84%
Media - 3.39%
Comcast Corp.		121,200	$6,778,716
Discovery, Inc. (a)		354,800	8,610,996
			15,389,712
Wireless Telecommunication Services - 1.45%
Vodafone Group PLC - ADR		424,744	6,562,295
TOTAL COMMUNICATION SERVICES			21,952,007

CONSUMER DISCRETIONARY - 7.09%
Auto Components - 2.66%
Adient PLC (a)		43,691	1,810,992
Magna International, Inc.		136,700	10,285,308
			12,096,300
Automobiles - 3.59%
General Motors Company (a)		272,200	14,347,662
Harley-Davidson, Inc.		52,600	1,925,686
			16,273,348
Hotels, Restaurants & Leisure - 0.84%
Booking Holdings, Inc. (a)		1,600	3,798,192
TOTAL CONSUMER DISCRETIONARY			32,167,840

CONSUMER STAPLES - 2.63%
Food Products - 0.94%
Mondelez International, Inc.		73,100	4,252,958

Personal Products - 1.69%
Unilever PLC - ADR		141,600	7,677,552
TOTAL CONSUMER STAPLES			11,930,510

ENERGY - 13.58%
Energy Equipment & Services - 3.34%
Baker Hughes Company		106,600	2,636,218
Halliburton Company		141,200	3,052,744
NOV, Inc. (a)		441,100	5,782,821
Schlumberger NV		124,200	3,681,288
			15,153,071
Oil, Gas & Consumable Fuels - 10.24%
APA Corp.		441,100	9,452,773
Hess Corp.		118,300	9,240,413
Marathon Oil Corp.		905,700	12,380,919
Marathon Petroleum Corp.		59,093	3,652,538
Murphy Oil Corp.		66,170	1,652,265
Royal Dutch Shell PLC - ADR		226,672	10,102,771
			46,481,679
TOTAL ENERGY			61,634,750

FINANCIALS - 29.56%
Banks - 13.17%
Bank of America Corp.		137,349	5,830,465
Citigroup, Inc.		320,688	22,505,884
Citizens Financial Group, Inc.		185,900	8,733,582
Wells Fargo & Company		488,463	22,669,568
			59,739,499
Capital Markets - 6.39%
The Bank of New York Mellon Corp.		172,700	8,952,768
Credit Suisse Group AG - ADR		442,500	4,363,050
The Goldman Sachs Group, Inc.		22,200	8,392,266
State Street Corp.		86,100	7,294,392
			29,002,476
Diversified Financial Services - 2.00%
Berkshire Hathaway, Inc. (a)		26,000	7,096,440
Equitable Holdings, Inc.		66,800	1,979,952
			9,076,392
Insurance - 8.00%
American International Group, Inc.		400,100	21,961,489
The Hartford Financial Services Group, Inc.		85,200	5,985,300
The Travelers Companies, Inc.		54,900	8,345,349
			36,292,138
TOTAL FINANCIALS			134,110,505

HEALTH CARE - 12.74%
Health Care Equipment & Supplies - 2.48%
Medtronic PLC		62,500	7,834,375
Zimmer Biomet Holdings, Inc.		23,400	3,424,824
			11,259,199
Health Care Providers & Services - 6.93%
Anthem, Inc.		44,300	16,515,040
CVS Health Corp.		70,500	5,982,630
HCA Healthcare, Inc.		18,300	4,441,776
UnitedHealth Group, Inc.		11,500	4,493,510
			31,432,956
Pharmaceuticals - 3.33%
Bristol-Myers Squibb Company		49,400	2,922,998
GlaxoSmithKline PLC - ADR		189,800	7,252,258
Sanofi - ADR		102,900	4,960,809
			15,136,065
TOTAL HEALTH CARE			57,828,220

INDUSTRIALS - 11.56%
Air Freight & Logistics - 1.90%
FedEx Corp.		39,300	8,618,097

Industrial Conglomerates - 4.83%
General Electric Company		212,787	21,923,444

Machinery - 4.83%
CNH Industrial NV		552,900	9,183,669
Cummins, Inc.		34,000	7,635,040
PACCAR, Inc.		64,700	5,106,124
			21,924,833
TOTAL INDUSTRIALS			52,466,374

INFORMATION TECHNOLOGY - 13.29%
Communications Equipment - 3.86%
F5 Networks, Inc. (a)		60,300	11,986,434
Telefonaktiebolaget LM Ericsson - ADR		493,200	5,523,840
			17,510,274
Electronic Equipment, Instruments & Components - 2.68%
Corning, Inc.		155,300	5,666,897
TE Connectivity Ltd.		47,400	6,504,228
			12,171,125
IT Services - 1.51%
Amdocs Limited		29,900	2,263,729
Euronet Worldwide, Inc. (a)		36,000	4,582,080
			6,845,809
Software - 4.11%
Microsoft Corp.		33,900	9,557,088
Oracle Corp.		104,200	9,078,946
			18,636,034
Technology Hardware, Storage & Peripherals - 1.13%
Hewlett Packard Enterprise Company		359,400	5,121,450
TOTAL INFORMATION TECHNOLOGY			60,284,692

MATERIALS - 0.70%
Containers & Packaging - 0.70%
International Paper Company		56,700	3,170,664
TOTAL MATERIALS			3,170,664

UTILITIES - 3.14%
Electric Utilities - 3.14%
PPL Corp.		403,100	11,238,428
The Southern Company		48,200	2,986,954
TOTAL UTILITIES			14,225,382

Total common stocks (Cost $360,023,493)			449,770,944
Total long-term investments (Cost $360,023,493)			449,770,944
		Principal
SHORT-TERM INVESTMENTS - 0.68%		Amount
Time Deposits - 0.68%
BNP Paribas, 0.01%, 10/01/2021*		$3,073,440	3,073,440
Total short-term investments (Cost $3,073,440)			3,073,440

Total investments - 99.81% (Cost $363,096,933)			452,844,384

Other assets in excess of liabilities - 0.19%			884,113

Net assets - 100.00%			$453,728,497

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$449,770,944
Time Deposits	3,073,440
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$452,844,384

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.